Schedule of Investments (unaudited)	iShares® MSCI Netherlands ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.9%
InPost SA(a)	203,094	$1,503,521
PostNL NV	553,371	1,030,554
		2,534,075
Banks — 8.3%
ABN AMRO Bank NV, CVA(b)	244,062	3,147,404
ING Groep NV(a)	1,741,446	21,118,193
		24,265,597
Beverages — 6.3%
Coca-Cola Europacific Partners PLC	101,604	5,394,156
Heineken Holding NV	39,781	3,011,742
Heineken NV	106,982	9,908,008
		18,313,906
Biotechnology — 0.4%
Pharming Group NV(a)	907,484	1,175,766

Capital Markets — 1.2%
Allfunds Group PLC	196,606	1,471,594
Flow Traders(b)	47,237	1,089,271
Van Lanschot Kempen NV	44,674	1,072,597
		3,633,462
Chemicals — 7.2%
Akzo Nobel NV	88,361	6,357,537
Corbion NV	49,524	1,526,566
Koninklijke DSM NV	80,074	10,385,861
OCI NV	64,656	2,737,147
		21,007,111
Construction & Engineering — 1.6%
Arcadis NV	50,839	2,075,213
Fugro NV(a)	100,623	1,592,541
Koninklijke BAM Groep NV(a)	446,421	1,048,432
		4,716,186
Distributors — 0.1%
B&S Group Sarl(b)	50,012	267,498

Diversified Financial Services — 1.5%
EXOR NV, NVS(a)	55,422	4,350,626
SNS Real NV(c)(d)	63,320	1
		4,350,627
Diversified Telecommunication Services — 1.7%
Koninklijke KPN NV	1,648,365	5,070,858

Electric Utilities — 0.1%
Fastned BV(a)(d)	7,618	274,777

Electrical Equipment — 2.0%
Alfen Beheer BV(a)(b)	17,090	1,673,167
Signify NV(b)	77,632	2,651,491
TKH Group NV	36,241	1,426,892
		5,751,550
Energy Equipment & Services — 0.6%
SBM Offshore NV	106,216	1,701,885

Entertainment — 2.8%
Universal Music Group NV	345,467	8,215,470

Equity Real Estate Investment Trusts (REITs) — 1.1%
Eurocommercial Properties NV	50,384	1,215,360
NSI NV	33,784	841,432
Vastned Retail NV	18,189	397,477

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Wereldhave NV	54,274	$757,188
		3,211,457
Food & Staples Retailing — 4.7%
Koninklijke Ahold Delhaize NV	444,139	12,943,141
Sligro Food Group NV(d)	37,616	654,474
		13,597,615
Food Products — 0.7%
JDE Peet’s NV	67,879	2,102,696

Health Care Equipment & Supplies — 2.2%
Koninklijke Philips NV	427,035	6,398,952

Hotels, Restaurants & Leisure — 0.5%
Basic-Fit NV(a)(b)(d)	50,425	1,371,462

Insurance — 4.7%
Aegon NV	905,929	4,441,285
ASR Nederland NV	74,144	3,393,475
NN Group NV	135,032	5,770,790
		13,605,550
Internet & Direct Marketing Retail — 9.1%
Just Eat Takeaway.com NV(a)(b)	111,296	2,578,526
Prosus NV	367,401	24,042,251
		26,620,777
IT Services — 5.2%
Adyen NV(a)(b)	9,605	15,130,937

Machinery — 1.0%
Aalberts NV	60,907	2,433,560
Ebusco Holding NV(a)(d)	25,223	430,043
		2,863,603
Metals & Mining — 0.5%
AMG Advanced Metallurgical Group NV	37,093	1,490,832

Oil, Gas & Consumable Fuels — 0.6%
Koninklijke Vopak NV	60,669	1,800,698

Professional Services — 5.9%
Brunel International NV	34,341	346,989
Randstad NV	64,845	3,756,043
Wolters Kluwer NV	117,608	12,961,623
		17,064,655
Semiconductors & Semiconductor Equipment — 25.6%
ASM International NV	22,620	6,272,315
ASML Holding NV	107,245	65,475,181
BE Semiconductor Industries NV	44,263	2,883,184
		74,630,680
Software — 0.4%
CM.Com NV(a)(d)	22,001	313,366
TomTom NV(a)	118,633	968,051
		1,281,417
Trading Companies & Distributors — 3.0%
AerCap Holdings NV(a)	72,537	4,453,772
IMCD NV	29,541	4,369,238
		8,823,010
Total Long-Term Investments — 99.9%
(Cost: $355,353,662)		291,273,109

Schedule of Investments (unaudited) (continued)	iShares® MSCI Netherlands ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(e)(f)(g)	1,735,673	$1,735,846
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	110,000	110,000

Total Short-Term Securities — 0.6%
(Cost: $1,846,041)		1,845,846

Total Investments — 100.5%
(Cost: $357,199,703)		293,118,955

Liabilities in Excess of Other Assets — (0.5)%		(1,397,113)
Net Assets — 100.0%		$291,721,842

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	All or a portion of this security is on loan.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,283,583	$—		$(1,546,308	)(a)	$494	$(1,923)	$1,735,846	1,735,673	$57,538	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	90,000	(a)	—		—	—	110,000	110,000	556		—
						$494	$(1,923)	$1,845,846		$58,094		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	9	12/16/22	$376	$31,173

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® MSCI Netherlands ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$12,603,637	$278,669,471	$1	$291,273,109
Money Market Funds	1,845,846	—	—	1,845,846
	$14,449,483	$278,669,471	$1	$293,118,955
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$31,173	$—	$31,173

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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